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                            EXTRA VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                        Supplement Dated March 1, 2001
                                    to the
                       Prospectus dated October 9, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.



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Please Note:

        Aside from a new name, your policy remains unaffected. All of the terms, conditions, rights and benefits remain unchanged.
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                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
                 EXTRA Variable Annuity dated October 9, 2000